Commitments And Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

24.    COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The MUFG Group leases certain technology systems, office space and equipment under noncancelable agreements expiring through the fiscal year 2046.

Future minimum rental commitments for noncancelable leases at March 31, 2012 were as follows:

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2013	¥10,948	¥76,085
2014	8,249	65,162
2015	5,065	56,290
2016	2,157	53,164
2017	1,189	50,195
2018 and thereafter	3,253	361,971

Total minimum lease payments	30,861	¥662,867	(1)

Amount representing interest	(1,790)

Present value of minimum lease payments	¥29,071

Note:

(1)	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and commenced them after April 1, 2012. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.

Total rental expense for the fiscal years ended March 31, 2010, 2011 and 2012 was ¥108,591 million, ¥109,471 million and ¥97,105 million, respectively.

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Law Concerning Lending Business which, effective June 18, 2010, abolished the so-called "gray-zone interest." Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Law (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Law. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower's annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Law so long as the payment was made voluntarily by the borrowers, and the lender complied with various notice and other requirements. Accordingly, MUFG's consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Law. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Law.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Law in certain circumstances. Borrowers' claims for reimbursement of excess interest arose after such decisions and other regulatory changes. The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' claims for reimbursement, and management future forecasts. In relation to the estimate of the allowance, see Note 1 "Change in Accounting Estimates" section for the details. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group's financial position and results of operations. The allowance for repayment of excess interest established by MUFG's consumer finance subsidiaries, which was included in Other liabilities, was ¥136,906 million and ¥99,437 million as of March 31, 2011 and 2012, respectively. The expenses recognized relating to the allowance are shown as Provision for repayment of excess interest in the consolidated statements of income. For the fiscal years ended March 31, 2010, 2011 and 2012, an MUFG's equity method investee had a negative impact of ¥23,109 million, ¥96,399 million and ¥19,326 million, respectively, on Equity in losses of equity method investees-net in the consolidated statements of income.

Litigation

The MUFG Group is involved in various litigation matters. Based upon the current knowledge and the results of consultation with counsel, liabilities for losses from litigation matters are recorded when they are determined to be both probable in their occurrences and can be reasonably estimated. Management believes that the eventual outcome of such litigation matters will not have a material adverse effect on the MUFG Group's financial position, results of operations or cash flows.